Loans, Capital lease (Schedule of Outstanding Balance of Loans) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loans and capital lease sub total	$ 264,517	$ 259,517
Less: current portion loans and capital leases	(264,517)	(259,517)
Total
South Bay Capital loan [Member]
Debt Instrument [Line Items]
Loans and capital lease sub total	10,926	10,926
Trafalgar promissory note [Member]
Debt Instrument [Line Items]
Loans and capital lease sub total	200,000	200,000
Capital lease, line of credit [Member]
Debt Instrument [Line Items]
Loans and capital lease sub total	33,591	33,591
Dougherty debt agreement [Member]
Debt Instrument [Line Items]
Loans and capital lease sub total	5,000
Krochak promissory note [Member]
Debt Instrument [Line Items]
Loans and capital lease sub total	$ 15,000	$ 15,000